Trade and other receivables (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Allowance for doubtful accounts receivable [Abstract]
Balance at the beginning of the year	₨ 426,487	₨ 270,621
Add : Additional provision, net	433,723	755,495
Less : Bad debts written off	(379,668)	(599,629)
Balance at the end of the year	₨ 480,542	₨ 426,487